FINANCIAL ASSETS AND LIABILITIES (Details 7) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial Assets And Liabilities
Borrowings at the beginning of the year	$ 2,079	$ 1,448	$ 1,613
Proceeds from borrowings	986	1,174	424
Payment of borrowings	(315)	(236)	(191)
Accrued interest	139	145	304
Payment of interests	(161)	(145)	(280)
Repurchase and redemption of CB	(837)	(313)	(6)
Result from repurchase of CB	(2)	10	(1)
Foreign currency exchange difference	(3)	(12)	(356)
Decrease for sale of subsidiaries			(80)
Borrowing costs capitalized in property, plant and equipment	6	8	21
Borrowings at the end of the year	$ 1,892	$ 2,079	$ 1,448